Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Below is information regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020. In determining the “compensation actually paid” to our Named Executive Officers, SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section by SEC rules.

									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Current PEO ($)		Compensation Actually Paid to Former PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)		Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Operating Income ($)(4)
2024	$5,263,064	—	$7,426,812	(2)	—	$1,597,464	$2,068,195	(2)	$489.40	$133.76	$362,065,000	$482,160,000
2023	$5,730,859	—	$17,257,547		—	$2,058,019	$5,735,521		$470.60	$130.87	$354,857,000	$460,496,000
2022	$4,523,872	—	$(3,078,337)		—	$1,616,138	$(394,499)		$225.17	$97.55	$357,422,000	$470,488,000
2021	$4,937,517	—	$16,313,494		—	$1,563,271	$5,643,403		$361.93	$120.41	$253,235,000	$335,141,000
2020	$2,430,138	$2,692,691	$10,089,077		$15,866,394	$948,322	$2,395,295		$194.16	$106.29	$138,340,000	$180,321,000

(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2024	Frederick J. Holzgrefe III		Matthew J. Batteh, Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar, and Anthony R. Norwood
2023	Frederick J. Holzgrefe III		Douglas L. Col, Rohit Lal, Raymond R. Ramu, and Patrick D. Sugar
2022	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony R. Norwood
2021	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

(2)	“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted per SEC rules as follows:

Adjustments	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	TOTAL ADJUSTMENTS
Current PEO	$(4,176,653)	$3,332,308	$1,185,535	$1,822,558	$0	$2,163,748
Average non-PEO NEOs	$(1,041,422)	$867,495	$293,726	$350,931	$0	$470,731
(3)	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).

(4)	The Company selected measure is operating income which is a GAAP measure used in the annual cash incentive plan.

Company Selected Measure Name	operating income
Named Executive Officers, Footnote
(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal year, as determined under SEC rules, are as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2024	Frederick J. Holzgrefe III		Matthew J. Batteh, Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar, and Anthony R. Norwood
2023	Frederick J. Holzgrefe III		Douglas L. Col, Rohit Lal, Raymond R. Ramu, and Patrick D. Sugar
2022	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Anthony R. Norwood
2021	Frederick J. Holzgrefe III		Douglas L. Col, Raymond R. Ramu, Patrick D. Sugar and Rohit Lal
2020	Frederick J. Holzgrefe III	Richard D. O’Dell	Douglas L. Col, Robert S. Chambers, Raymond R. Ramu, Paul C. Peck and Karla J. Staver

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return of the NASDAQ Transportation Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote
(2)	“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted per SEC rules as follows:

Adjustments	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	TOTAL ADJUSTMENTS
Current PEO	$(4,176,653)	$3,332,308	$1,185,535	$1,822,558	$0	$2,163,748
Average non-PEO NEOs	$(1,041,422)	$867,495	$293,726	$350,931	$0	$470,731

Non-PEO NEO Average Total Compensation Amount	$ 1,597,464	$ 2,058,019	$ 1,616,138	$ 1,563,271	$ 948,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,068,195	5,735,521	(394,499)	5,643,403	2,395,295
Adjustment to Non-PEO NEO Compensation Footnote
(2)	“Compensation actually paid” to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for 2024, as adjusted per SEC rules as follows:

Adjustments	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	TOTAL ADJUSTMENTS
Current PEO	$(4,176,653)	$3,332,308	$1,185,535	$1,822,558	$0	$2,163,748
Average non-PEO NEOs	$(1,041,422)	$867,495	$293,726	$350,931	$0	$470,731

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following financial performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 31, 2024 to Company performance:

Company Selected Measures
Operating Income
Operating Ratio
Total Shareholder Return

Total Shareholder Return Amount	$ 489.4	470.6	225.17	361.93	194.16
Peer Group Total Shareholder Return Amount	133.76	130.87	97.55	120.41	106.29
Net Income (Loss)	$ 362,065,000	$ 354,857,000	$ 357,422,000	$ 253,235,000	$ 138,340,000
Company Selected Measure Amount	482,160,000	460,496,000	470,488,000	335,141,000	180,321,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Non-GAAP Measure Description	The Company selected measure is operating income which is a GAAP measure used in the annual cash incentive plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Frederick J Holzgrefe III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,263,064	$ 5,730,859	$ 4,523,872	$ 4,937,517	$ 2,430,138
PEO Actually Paid Compensation Amount	$ 7,426,812	$ 17,257,547	$ (3,078,337)	$ 16,313,494	$ 10,089,077
PEO Name	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III	Frederick J. Holzgrefe III
Richard D ODell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 2,692,691
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 0	$ 15,866,394
PEO Name					Richard D. O’Dell
PEO | Frederick J Holzgrefe III [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,163,748
PEO | Frederick J Holzgrefe III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,176,653)
PEO | Frederick J Holzgrefe III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,332,308
PEO | Frederick J Holzgrefe III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,185,535
PEO | Frederick J Holzgrefe III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,558
PEO | Frederick J Holzgrefe III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,731
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,041,422
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	867,495
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,726
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,931
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0